Pensions and Other Post-employment Benefits - Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	£ 266	£ 281	£ 280
Past service cost/(credit)	(31)	(94)	(37)
Net interest (income)/cost	26	36	54
Gains from settlements	(9)	(14)
Remeasurement gains/(losses) recorded in the statement of comprehensive income	(1,050)	728	549
Pension schemes [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	266	281	280
Past service cost/(credit)	31	94	37
Net interest (income)/cost	26	36	54
Gains from settlements	(9)	(14)
Expenses	27	15	19
Net operating cost	341	412	390
Remeasurement gains/(losses) recorded in the statement of comprehensive income	(973)	583	485
Post-retirement benefits [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	22	29	30
Past service cost/(credit)	0	(27)	(2)
Net interest (income)/cost	52	49	59
Gains from settlements	0	(1)
Expenses	0
Net operating cost	74	50	87
Remeasurement gains/(losses) recorded in the statement of comprehensive income	(77)	145	64
UK [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	62	75	79
Past service cost/(credit)	49	93	37
Net interest (income)/cost	(19)	(3)	7
Gains from settlements	0
Expenses	7	8	7
Net operating cost	99	173	130
Remeasurement gains/(losses) recorded in the statement of comprehensive income	(894)	495	259
US [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	74	72	70
Past service cost/(credit)	(3)	1
Net interest (income)/cost	29	20	31
Gains from settlements	0
Expenses	20	7	12
Net operating cost	120	100	113
Remeasurement gains/(losses) recorded in the statement of comprehensive income	(1)	(108)	240
Rest of World. [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	130	134	131
Past service cost/(credit)	(15)
Net interest (income)/cost	16	19	16
Gains from settlements	(9)	(14)
Expenses	0
Net operating cost	122	139	147
Remeasurement gains/(losses) recorded in the statement of comprehensive income	£ (78)	£ 196	£ (14)